Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Segment Reporting Information, by Segment

Financial information of the segments for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Millions of yen
Year ended March 31, 2009	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment Banking	Retail	Overseas Business	Total
Revenues	¥116,352	¥242,572	¥303,030	¥72,868	¥181,997	¥167,635	¥1,084,454
Interest revenue	52,105	23	27,157	21,019	56,834	36,986	194,124
Interest expense	23,947	6,676	22,676	5,135	10,585	29,432	98,451
Depreciation and amortization	23,650	97,447	16,181	4,479	14,635	34,942	191,334
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	42,414	3,596	6,396	2,162	18,524	3,893	76,985
Write-downs of long-lived assets	0	0	3,590	0	0	83	3,673
Decrease in policy liabilities	0	0	0	0	43,495	0	43,495
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(346)	61	15,983	(63,276)	86	5,273	(42,219)
Discontinued operations	(58)	0	21,590	(4,203)	0	554	17,883
Segment profits (losses)	(10,702)	28,015	59,185	(74,217)	9,573	20,066	31,920
Segment assets	1,527,317	612,351	1,833,653	507,066	1,448,804	949,852	6,879,043
Long-lived assets	43,566	338,356	999,018	37,278	46,057	143,458	1,607,733
Expenditures for long-lived assets	6,824	143,757	293,984	2,600	0	52,606	499,771
Investment in affiliates	15,434	566	76,794	82,701	7,584	77,067	260,146

	Millions of yen
Year ended March 31, 2010	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment Banking	Retail	Overseas Business	Total
Revenues	¥98,063	¥226,179	¥215,001	¥73,422	¥155,491	¥185,906	¥954,062
Interest revenue	33,737	74	16,021	24,113	34,174	26,926	135,045
Interest expense	19,149	5,611	21,520	6,881	10,580	17,273	81,014
Depreciation and amortization	11,993	98,943	17,601	3,740	11,495	28,588	172,360
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	40,509	2,013	9,521	2,306	9,277	7,901	71,527
Write-downs of long-lived assets	152	0	4,379	283	0	2,163	6,977
Decrease in policy liabilities	0	0	0	0	32,927	0	32,927
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	679	86	3,747	(6,299)	19,039	8,635	25,887
Discontinued operations	(171)	0	12,653	2,704	0	(733)	14,453
Segment profits (losses)	(18,983)	23,307	138	(2,848)	31,104	37,142	69,860
Segment assets	1,178,879	515,716	1,677,402	472,705	1,578,758	860,815	6,284,275
Long-lived assets	47,150	303,809	1,013,190	27,016	44,838	133,462	1,569,465
Expenditures for long-lived assets	4,581	77,261	51,001	807	24	26,939	160,613
Investment in affiliates	16,233	631	82,768	56,076	167,293	86,700	409,701

	Millions of yen
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment Banking	Retail	Overseas Business	Total
Revenues	¥103,239	¥225,830	¥217,590	¥65,661	¥148,768	¥176,875	¥937,963
Interest revenue	24,024	189	13,181	23,889	28,171	34,841	124,295
Interest expense	13,585	4,998	19,218	6,145	8,980	16,931	69,857
Depreciation and amortization	6,808	97,394	17,668	1,327	9,480	27,255	159,932
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,699	1,955	1,131	6,810	1,409	3,226	27,230
Write-downs of long-lived assets	104	0	13,278	996	0	1,770	16,148
Decrease in policy liabilities	0	0	0	0	11,692	0	11,692
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	387	157	2,585	1,433	52	13,382	17,996
Discontinued operations	(349)	0	6,688	6,905	0	(51)	13,193
Segment profits	10,247	26,203	54	13,000	23,777	45,639	118,920
Segment assets	1,006,107	502,738	1,539,814	468,231	1,653,704	972,224	6,142,818
Long-lived assets	58,685	312,261	1,016,039	24,373	42,686	193,724	1,647,768
Expenditures for long-lived assets	7,748	118,283	40,270	2,164	86	58,156	226,707
Investment in affiliates	16,510	710	84,325	54,634	110,375	106,813	373,367

	Millions of U.S. dollars
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment Banking	Retail	Overseas Business	Total
Revenues	$1,242	$2,716	$2,617	$790	$1,789	$2,126	$11,280
Interest revenue	289	2	159	287	339	419	1,495
Interest expense	163	60	231	74	108	204	840
Depreciation and amortization	82	1,171	212	16	114	328	1,923
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	151	24	14	82	17	39	327
Write-downs of long-lived assets	1	0	160	12	0	21	194
Decrease in policy liabilities	0	0	0	0	141	0	141
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	5	2	31	17	1	160	216
Discontinued operations	(4)	0	80	84	0	(1)	159
Segment profits	123	315	1	156	286	549	1,430
Segment assets	12,100	6,046	18,519	5,631	19,888	11,692	73,876
Long-lived assets	706	3,755	12,220	293	513	2,330	19,817
Expenditures for long-lived assets	93	1,423	484	26	1	699	2,726
Investment in affiliates	199	9	1,014	657	1,327	1,284	4,490

Schedule of Segment Reporting Information, by Segment, Table

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Segment revenues:
Total revenues for segments	¥1,084,454	¥954,062	¥937,963	$11,280
Revenues related to corporate assets	7,963	5,818	3,440	42
Revenues related to certain VIEs	4,825	3,455	51,747	622
Revenues from discontinued operations	(64,756)	(51,041)	(23,040)	(277)

Total consolidated revenues	¥1,032,486	¥912,294	¥970,110	$11,667

Segment profits:
Total profits for segments	¥31,920	¥69,860	¥118,920	$1,430
Corporate interest expenses, general and administrative expenses	(3,019)	(276)	(11,852)	(143)
Corporate write-downs of securities	0	(887)	(615)	(7)
Corporate net gains (losses) on investment securities	649	173	203	2
Corporate other gains (losses)	(1,505)	(3,004)	(4,876)	(58)
Gains (losses) related to assets or liabilities of certain VIEs	0	0	(1,591)	(19)
Discontinued operations	(17,883)	(14,453)	(13,556)	(163)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,873	3,180	5,332	64

Total consolidated income before income taxes and discontinued operations	¥12,035	¥54,593	¥91,965	$1,106

Segment assets:
Total assets for segments	¥6,879,043	¥6,284,275	¥6,142,818	$73,876
Cash and cash equivalents, restricted cash and time deposits	588,705	717,121	855,340	10,287
Allowance for doubtful receivables on direct financing leases and probable loan losses	(158,544)	(157,523)	(154,150)	(1,854)
Other receivables	228,581	210,521	182,013	2,189
Other corporate assets	478,323	485,746	543,728	6,539
Assets of certain VIEs	353,628	199,660	1,011,833	12,169

Total consolidated assets	¥8,369,736	¥7,739,800	¥8,581,582	$103,206

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2009
	Japan	America *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥933,951	¥68,026	¥95,265	¥(64,756)	¥1,032,486
Income before income Taxes	8,695	3,191	18,032	(17,883)	12,035

	Millions of yen
	Year Ended March 31, 2010
	Japan	America *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥784,537	¥96,879	¥81,919	¥(51,041)	¥912,294
Income before income Taxes	33,180	18,743	17,123	(14,453)	54,593

	Millions of yen
	Year Ended March 31, 2011
	Japan	America *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥771,403	¥138,975	¥82,772	¥(23,040)	¥970,110
Income before income Taxes	62,477	18,411	24,633	(13,556)	91,965

	Millions of U.S. dollars
	Year Ended March 31, 2011
	Japan	America *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	$9,277	$1,671	$995	$(276)	$11,667
Income before income Taxes	751	221	297	(163)	1,106

*Note:	1. Results of discontinued operations are included in each amount attributed to each geographic area.
2. Mainly United States
3. Mainly Asia, Europe, Oceania and Middle East